CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Narrative) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Marketable Securities [Member]
Marketable Securities [Line Items]
Interest receivable on marketable securities	$ 86